Stockholders' Equity	12 Months Ended
Dec. 31, 2016
Stockholders' Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

On December 8, 2015, the Company announced the resumption of the stock repurchase program for open market purchases for its common and/ or its preferred shares, which program was previously authorized by its Board of Directors. The Company had available up to $20.0 million from its previously authorized program and, on July 14, 2016, the Company announced the Board’s authorization of up to an additional $20 million in common and/or preferred share repurchases. As of December 31, 2016, the Company has acquired as treasury stock, 3,705,286 shares for a total amount of $20,683.

 On April 8, 2016, under the Company’s share-based plan the Company granted 87,500 restricted share units to non-executive directors out of the repurchased treasury stock, which vested immediately. A related amount of $0.5 million was accounted for as stock compensation expense within General and Administrative expenses in the accompanying Financial Statements.

On April 22, 2015, the Company completed an offering of 3,400,000 of its 8.75% Series D Cumulative Perpetual Preferred Shares, par value $1.00 per share, liquidation preference $25.00 per share, raising $81,784, net of underwriter’s discount and other expenses. Dividends on the Series D Preferred Shares are cumulative from the date of original issue and will be payable quarterly in arrears on the 28th day of February, May, August and November of each year, commencing August 28, 2015, when, as and if declared by our board of directors. Dividends will be payable from cash available for dividends at a rate equal to 8.75% per annum of the stated liquidation preference. At any time on or after April 29, 2020, the Series D Preferred Shares may be redeemed, in whole or in part, out of amounts available thereof, at a redemption price of $25.00 per share plus an amount equal to all accumulated and unpaid dividends thereon to the date of redemption, whether or not declared. The Series D preferred shares are not convertible into common shares and are not redeemable at the option of the holder.

On July 30, 2015, the Company issued 2,626,357 common shares at a value of $9.7881 per share so as to partially finance the acquisition of two resale contracts for the construction of VLCC tankers for delivery in 2016 and 2017.

On May 30, 2014, at the annual general meeting of shareholders, the shareholders approved the amendment of the Company’s Memorandum of Association in order to increase the authorized share capital from $100,000 consisting of 85 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each, to $200,000, consisting of 185 million common shares of a par value of $1.00 each and 15 million preferred shares of a par value of $1.00 each.

On April 29, 2014, the Company completed an offering of 11,000,000 common shares, at a price of $7.30 per share, for net proceeds of $75,821. On May 22, 2014, the underwriters exercised their option to purchase 1,650,000 additional shares at the same price for net proceeds of $11,503.

On February 5, 2014, the Company completed an offering of 12,995,000 common shares, including 1,695,000 common shares issued upon the exercise in full by the underwriters of their option to purchase additional shares, at a price of $6.65 per share, for net proceeds of $81,952.

In 2014, the Company sold 1,077,847 common shares for proceeds, net of commissions, of $7,124 under a distribution agency agreement entered into in August 2013. This agreement provides for the offer and sale from time to time of up to 4,000,000 common shares of the Company, par value $1.00 per share, at market prices.

Under the Company’s share-based incentive plan, 20,000 restricted share units (RSUs) were granted and vested in 2014, at a fair value of $7.08 per share. There were no RSUs outstanding at the beginning or end of 2014. The total fair value of shares vested during the year ended December 31, 2014 was $142. Total compensation expense recognized in 2014 amounted to $142.

As at December 31, 2015, under the existing share-based incentive plan approved by the shareholders, a further 868,950 RSUs or other share-based awards may be issued in the future. During 2016, the Company granted 87,500 restricted share units to non-executive directors out of the repurchased treasury stock, which vested immediately. No (RSUs) were granted in 2015.